PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property Plant and Equipment
Property, Plant and Equipment

Property and equipment, net, consist of the following:

	As of December 31,
	2013	2014

Computers and other electronic equipment	$4,045	$3,617
Furniture and fixtures	232	206
Leasehold improvements	610	256
Motor vehicles	592	602

	5,479	4,681

Less: accumulated depreciation and amortization	(4,309)	(3,801)

	$1,170	$880

Property Plant and Equipment by Estimated Useful Life
Property, Plant and Equipment

Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years